Insurance (Details 11) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fixed and Floating Rate Funding Agreements by Type [Line Items]
Outstanding funding agreements to certain SPEs	$ 25,500	$ 27,200
Invested assets pledged as collateral	558	465
Funding agreements - Federal Agricultural Mortgage Corporation [Member]
Fixed and Floating Rate Funding Agreements by Type [Line Items]
Outstanding funding agreements to certain SPEs	2,750	2,750
Invested assets pledged as collateral	3,157	3,159
Federal Home Loan Bank of New York [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	11,655	12,555
Collateral pledged relating to obligations under funding agreements	13,002	14,204
Federal Home Loan Bank of Boston [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	450	100
Collateral pledged relating to obligations under funding agreements	518	211
Federal Home Loan Bank of Des Moines [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	695	0
Collateral pledged relating to obligations under funding agreements	$ 953	$ 0